Contingent liabilities and legal proceedings - Other cases in the Group (Details) € / shares in Units, € in Millions, $ in Millions			1 Months Ended					12 Months Ended
	Jun. 09, 2015 EUR (€)	Jun. 08, 2015 EUR (€)	Jul. 31, 2016 EUR (€)	Aug. 31, 2015 EUR (€)	Apr. 30, 2015 USD ($)	Sep. 30, 2014 EUR (€) plaintiff € / shares	Dec. 31, 2013 EUR (€) director claim	Mar. 31, 2018 EUR (€) site	Mar. 31, 2010 EUR (€)
Patent litigation, Spain
Disclosure of contingent liabilities [line items]
Amount of compensation sought by petitioner								€ 500.0
Mannesmann takeover, Germany
Disclosure of contingent liabilities [line items]
Amount of compensation awarded, per share | € / shares						€ 229.58
Amount of compensation awarded						€ 19.0
Amount of squeeze out compensation awarded, per share | € / shares						€ 251.31
Amount of squeeze out compensation awarded						€ 43.8
Kabel Deutschland takeover, Germany
Disclosure of contingent liabilities [line items]
Number of plaintiffs | plaintiff						80
Dominant position allegations, British Telecom in Italy | Vodafone Italy
Disclosure of contingent liabilities [line items]
Amount of compensation sought by petitioner									€ 280.0
Amount of damages awarded value				€ 12.0
Dominant position allegations, British Telecom in Italy | Vodafone Italy | Minimum
Disclosure of contingent liabilities [line items]
Amount of damages as per expert report						€ 8.0			10.0
Dominant position allegations, British Telecom in Italy | Vodafone Italy | Maximum
Disclosure of contingent liabilities [line items]
Amount of damages as per expert report						€ 11.0			25.0
Dominant position allegations, FASTWEB in Italy | Vodafone Italy
Disclosure of contingent liabilities [line items]
Amount of compensation sought by petitioner									360.0
Dominant position allegations, FASTWEB in Italy | Vodafone Italy | Minimum
Disclosure of contingent liabilities [line items]
Amount of damages as per expert report									0.5
Dominant position allegations, FASTWEB in Italy | Vodafone Italy | Maximum
Disclosure of contingent liabilities [line items]
Amount of damages as per expert report									€ 2.3
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy
Disclosure of contingent liabilities [line items]
Amount of compensation sought by petitioner		€ 101.0
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy | Minimum
Disclosure of contingent liabilities [line items]
Amount of damages as per expert report	€ 0.0
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy | Maximum
Disclosure of contingent liabilities [line items]
Amount of damages as per expert report	€ 9.0
Dominant position and wrongful termination of franchise arrangement by Papistas, Greece
Disclosure of contingent liabilities [line items]
Amount of compensation sought by petitioner							€ 285.5
Number of claims filed | claim							3
Amount of compensation sought by petitioner from directors							€ 1,000.0
Number of former directors in allegations | director							1
Number of current directors in allegations | director							1
Faith and Infringement allegations by GHI, South Africa | Vodafone Congo
Disclosure of contingent liabilities [line items]
Amount of compensation sought by petitioner | $					$ 1,160
Number of sites rolled out | site								3
Revised amount of compensation sought by petitioner			€ 256.0